Obligations under Guarantees and Other Off-balance Sheet Instruments (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 57,341,000	¥ 60,558,000
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	Over 5 years
Carrying amounts of the liabilities related to guarantees and similar instruments	¥ 1,110,505	1,329,475
Allowance for off-balance sheet instruments	¥ 31,101	79,803
Lending-related commitments which expire within one year, in approximate percentage	66.00%
Lending-related commitments which expire from one year to five years, in approximate percentage	31.00%
Lending-related commitments which expire after five years, in approximate percentage	3.00%
Portion Syndicated out to Third Parties [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 403,200	390,400
Segregated Records of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	9,444,000	9,561,000
Options Sold [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 1,069,156	¥ 1,290,563